Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	£ 6,166	£ 6,851
Gross financial (Liabilities)/assets set off	0	(19)
Net financial assets/(liabilities)per balance sheet	6,166	6,832
Related amounts not set off in the balance sheet	0	(3)
Net	6,166	6,829
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	190	206
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	190	206
Related amounts not set off in the balance sheet	(163)	(192)
Net	27	14
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(14,065)	(15,450)
Gross financial (Liabilities)/assets set off	0	19
Net financial assets/(liabilities)per balance sheet	(14,065)	(15,431)
Related amounts not set off in the balance sheet	0	3
Net	(14,065)	(15,428)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(183)	(228)
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	(183)	(228)
Related amounts not set off in the balance sheet	163	192
Net	£ (20)	£ (36)